Other Income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other Income.
Other income	$ 273,088	$ 129,913
Creditors settlements		16,637,801
Total other income	$ 273,088	$ 16,767,714